28. LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
LOSS PER SHARE
Continued operations	12.31.18	12.31.17	12.31.16
Basic numerator
Loss for the year attributable to controlling shareholders	(2,115.0)	(984.2)	(107.8)

Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Loss per share basic - R$	(2.60691)	(1.22486)	(0.13442)

Diluted numerator
Loss for the year attributable to controlling shareholders	(2,115.0)	(984.2)	(107.8)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Weighted average number of outstanding shares - diluted	811,294,251	803,559,763	801,903,266
Loss per share diluted - R$	(2.60691)	(1.22486)	(0.13442)

Discontinued operations	12.31.18	12.31.17	12.31.16
Basic numerator
Loss for the year attributable to controlling shareholders	(2,333.1)	(141.3)	(264.6)

Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Loss per share basic - R$	(2.87577)	(0.17588)	(0.32996)

Diluted numerator
Loss for the year attributable to controlling shareholders	(2,333.1)	(141.3)	(264.6)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Weighted average number of outstanding shares - diluted	811,294,251	803,559,763	801,903,266
Loss per share diluted - R$	(2.87577)	(0.17588)	(0.32996)

	12.31.18	12.31.17	12.31.16
Basic numerator
Loss for the year attributable to controlling shareholders	(4,448.1)	(1,125.6)	(372.4)

Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Loss per share basic - R$	(5.48267)	(1.40073)	(0.46437)

Diluted numerator
Loss for the year attributable to controlling shareholders	(4,448.1)	(1,125.6)	(372.4)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Weighted average number of outstanding shares - diluted	811,294,251	803,559,763	801,903,266
Loss per share diluted - R$	(5.48267)	(1.40073)	(0.46437)

Diluted result is calculated considering the numbers of dilutive potential ordinary shares (stock options and restricted shares). However, due to loss disclosed for the year ended December 31, 2018 and 2017, the numbers of dilutive potential ordinary shares (stock options) has antidilutive effect and therefore was not considered in the calculation of diluted loss per share.